Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:

	As of
	December 31, 2021	December 31, 2022
Cost:
Office equipment	20,445	11,843
Leasehold improvements	25,204	4,211

Total cost	45,649	16,054
Less: Accumulated depreciation	(32,788)	(11,041)

Property and equipment, net	12,861	5,013

Summary of Depreciation Expense
Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

	Year ended December 31,
	2020	2021	2022
Cost of revenues	3,463	3,024	534
Research and development expenses	6,653	6,150	1,202
Sales and marketing expenses	974	622	249
General and administrative expenses	1,054	1,312	339

Total	12,144	11,108	2,324